Risk Management - Basel III standard approach of market risk management (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	₩ 181,701	₩ 174,304
General interest rate risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	34,292	29,029
Equity risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	3,152	3,006
Commodity risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	3	51
Foreign exchange risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	110,144	114,174
Non-securitization credit spread risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	23,797	18,258
Securitization (excluding CTP (Correlation Trading Portfolio)) credit spread risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	0	0
CTP credit spread risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	0	0
Non-Securitization bankruptcy risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	9,207	8,604
Securitization (excluding CTP) default risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	0	0
CTP default risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	0	0
Residual risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	₩ 1,106	₩ 1,182